July 15, 2016

VIA EDGAR

Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

Attention: Office of Filings, Information & Consumer Services

Re:	Henderson Global Funds ("Registrant")
(File Nos. 333-62270 and 811-10399)

Ladies and Gentlemen:

As administrator on behalf of the Registrant, pursuant to Rule 485(a) promulgated under the Securities Act of 1933, as amended (the "1933 Act"), following please find for filing on behalf of the above-referenced Registrant, Post-Effective Amendment No. 100 under the 1933 Act and Amendment No. 102 under the Investment Company Act of 1940, as amended, to the Registrant's Registration Statement on Form N-1A (the "Amendment").

The Amendment is being filed under paragraph (a)(2) of Rule 485 for the purpose adding an additional series to the Registrant, namely, the Henderson International Small Cap Fund (the "Fund").  The cover of the Prospectus and the Statement of Additional Information for each Fund includes the disclosure pursuant to Rule 481(2) under the 1933 Act ("red herring" legend).

If you have any questions relating to this filing, please do not hesitate to contact me at (617) 662-3969.

Very truly yours,

/s/ Francine S. Hayes

Francine S. Hayes
Vice President

Enclosures

cc: C. Golden